CRYPTOCURRENCIES (Tables)	12 Months Ended
Dec. 31, 2022
CRYPTOCURRENCIES
Schedule of cryptocurrencies

	December 31,	December 31,	December 31,
	2021	2022	2022
	RMB	RMB	US$
			(Note 3)
Bitcoins (BTC) <1>	77,693,877	60,576,929	8,782,829
Tether (USDT) <2>	8,424,472	29,318	4,251
Ethereum(ETH) <4>	—	4,924,572	713,996
Filecoin (Fil) <3>	—	808,711	117,252
Binance Coin(BNB)	—	2,123	308

Total	86,118,349	66,341,653	9,618,636

Schedule of intangible assets addtioanl information about Bitcoins and ETH

	December31,2021	December31,2022
	RMB	RMB
Opening balance		77,693,877
Receipt of BTC from Cryptocurrency mining	128,598,905	101,782,024
Interest income	—	937
Sales of BTC in exchange of cash	—	(5,637,172)
Exchange of BTC into other cryptocurrency	—	(67,987,322)
Used in operating activities	(17,556)	(1,121,887)
Realized gain or loss	—	11,078,688
Less: Impairment of cryptocurrencies	(50,887,472)	(55,232,216)

Ending balance	77,693,877	60,576,929

	December31,2021	December31,2022
	RMB	RMB

Opening balance	—	—
Receipt of ETH from NFT business	—	9,573,703
Receipt of ETH from Games	—	154,359
Additions from exchange of BTC&USDT	—	4,087,824
Interest income	—	1,019
Used in operating activities	—	(6,152,339)
Realized gain or loss	—	(213,941)
Less: Impairment of cryptocurrencies	—	(2,526,053)

Ending balance	—	4,924,572